Trade receivables (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables [line items]
Receivables from subscribers	₺ 11,486,814	₺ 10,035,178
Undue assigned contracted receivables	1,061,568	902,077
Accounts and notes receivable	3,914,865	4,837,057
Current trade receivables	16,463,247	15,774,312
Letters of guarantee received	2,524,051	1,483,974
Non-current undue assigned contracted receivables	160,699	337,022
Non-current trade receivables	328,034	470,476
Loss Allowance
Trade Receivables [line items]
Current trade receivables	₺ (622,519)	₺ (805,115)